CANTOR FITZGERALD EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0%
	AEROSPACE & DEFENSE - 0.9%
5,000	AeroVironment, Inc.(a)	$ 595,950

	AUTOMOTIVE - 0.7%
50,000	Ford Motor Company	501,500

	BANKING - 4.2%
10,000	Fifth Third Bancorp	392,000
90,000	First Horizon Corporation	1,747,800
53,000	Huntington Bancshares, Inc.	795,530
		2,935,330
	CONSTRUCTION MATERIALS - 0.7%
2,000	Vulcan Materials Company	466,600

	CONSUMER SERVICES - 2.7%
18,500	Adtalem Global Education, Inc.(a)	1,861,840

	ELECTRIC UTILITIES - 8.7%
5,000	CMS Energy Corporation	375,550
5,000	Consolidated Edison, Inc.	552,950
6,000	Dominion Energy, Inc.	336,420
3,000	DTE Energy Company	414,810
6,000	Entergy Corporation	512,940
11,000	Exelon Corporation	506,880
8,000	FirstEnergy Corporation	323,360
28,000	WEC Energy Group, Inc.	3,051,440
		6,074,350
	ELECTRICAL EQUIPMENT - 1.9%
5,000	Rockwell Automation, Inc.	1,291,900

	ENGINEERING & CONSTRUCTION - 2.2%
6,000	Quanta Services, Inc.	1,525,080

CANTOR FITZGERALD EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	ENTERTAINMENT CONTENT - 8.4%
43,390	ROBLOX Corporation, Class A(a)	$ 2,529,203
16,000	Take-Two Interactive Software, Inc.(a)	3,316,000
		5,845,203
	GAMING REIT - 3.3%
70,000	VICI Properties, Inc.	2,283,400

	HEALTH CARE FACILITIES & SERVICES - 2.0%
8,000	IQVIA Holdings, Inc.(a)	1,410,400

	INDUSTRIAL INTERMEDIATE PRODUCTS - 2.7%
22,100	AZZ, Inc.	1,847,781

	INFRASTRUCTURE REIT - 4.9%
6,000	American Tower Corporation, Class A	1,305,600
20,000	Crown Castle, Inc.	2,084,600
		3,390,200
	INSTITUTIONAL FINANCIAL SERVICES - 7.8%
9,000	Bank of New York Mellon Corporation (The)	754,830
10,000	Cboe Global Markets, Inc.	2,262,900
6,000	CME Group, Inc.	1,591,740
4,000	Northern Trust Corp.	394,600
5,000	State Street Corporation	447,650
		5,451,720
	INSURANCE - 3.5%
30,000	MetLife, Inc.	2,408,700

	MACHINERY - 1.0%
6,000	Xylem, Inc.	716,760

	MEDICAL EQUIPMENT & DEVICES - 5.3%
42,000	DexCom, Inc.(a)	2,868,180
9,830	Illumina, Inc.(a)	779,912
		3,648,092

CANTOR FITZGERALD EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	METALS & MINING - 2.2%
80,000	Barrick Gold Corporation	$ 1,555,200

	OIL & GAS PRODUCERS - 8.2%
2,550	ConocoPhillips	267,801
9,000	Diamondback Energy, Inc.	1,438,920
10,000	Phillips 66	1,234,800
14,000	Valero Energy Corporation	1,848,980
15,000	Williams Companies, Inc. (The)	896,400
		5,686,901
	SEMICONDUCTORS - 5.9%
19,200	ARM Holdings plc(a)	2,050,368
32,000	Coherent Corp.(a)	2,078,080
		4,128,448
	SOFTWARE - 11.5%
9,000	Cadence Design Systems, Inc.(a)	2,288,970
28,500	Elastic N.V.(a)	2,539,350
3,000	Synopsys, Inc.(a)	1,286,550
8,000	Workday, Inc., Class A(a)	1,868,240
		7,983,110
	SPECIALTY REITS - 1.2%
10,000	Iron Mountain, Inc.	860,400

	STEEL - 1.1%
6,000	Steel Dynamics, Inc.	750,480

	TECHNOLOGY HARDWARE - 4.4%
28,150	Arista Networks, Inc.(a)	2,181,062
64,000	Extreme Networks, Inc.(a)	846,720
		3,027,782

CANTOR FITZGERALD EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	TRANSPORTATION EQUIPMENT - 3.6%
20,000	Allison Transmission Holdings, Inc.	$ 1,913,400
6,000	PACCAR, Inc.	584,220
		2,497,620
	COMMON STOCKS — 99.0% (Continued)

	TOTAL COMMON STOCKS (Cost $53,120,883)	68,744,747

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.2%
	MONEY MARKET FUNDS - 1.2%
832,876	Fidelity Investments Money Market Government Portfolio, Class I, 4.24% (Cost $832,876)(b)	832,876

	TOTAL INVESTMENTS - 100.2% (Cost $53,953,759)	$ 69,577,623
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(122,143)
	NET ASSETS - 100.0%	$ 69,455,480

PLC	- Public Limited Company
N.V.	- Naamloze Vennootschap

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.